Private Placement (Details) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	May 09, 2025	Nov. 21, 2024	Mar. 31, 2026	Dec. 31, 2025	Nov. 18, 2024
HORIZON SPACE ACQUISITION II CORP
Private Placement
Additional private placement price per unit					$ 10
Private placement units			213,500	213,500
Additional Private Units [Member] | HORIZON SPACE ACQUISITION II CORP
Private Placement
Additional private placement price per unit		$ 10
Sale of an additional Initial private placement unit		13,500
Gross proceeds from initial private placement		$ 135,000
Private Placement [Member]
Private Placement
Additional private placement price per unit			$ 10
Private Placement [Member] | HORIZON SPACE ACQUISITION II CORP
Private Placement
Initial private placement unit purchased			200,000	200,000
Additional private placement price per unit			$ 10	$ 10
Initial private placement aggregate purchase price			$ 2,000,000	$ 2,000,000
Gross proceeds from initial private placement	$ 7,800,000